OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
OTHER LONG-TERM ASSETS
NOTE 5:-	OTHER LONG-TERM ASSETS
	December 31,
	2016	2015

Severance pay fund	$14,701	$15,857
Long-term deposits	3,000	1,318
Investments in affiliate	1,000	-

	$18,701	$17,175